Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Trade and other receivables [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	€ 1	€ (2)
Derecognized receivables	€ 660		€ 3